Financial Risk Management Objectives and Policies	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Financial Risk Management Objectives and Policies
23.	Financial Risk Management Objectives and Policies
The Group’s principal financial instruments comprise cash, cash equivalents and bonds. The main purpose of these financial instruments is to invest the proceeds of capital contributions and upfront payments from collaboration agreements. The Group has various other financial instruments such as other receivables and trade accounts payable, which arise directly from its operations.

The main risks arising from the Group’s financial instruments are market risk and liquidity risk. The Board of Management reviews and agrees on policies for managing these risks as summarized below. The Group also monitors the market price risk arising from all financial instruments.

Interest rate risk
The exposure of the Group to changes in interest rates relates to investments in deposits and to changes in the interest for overnight deposits. Changes in the general level of interest rates may lead to an increase or decrease in the fair value of these investments.
Regarding the liabilities shown in the Consolidated Statement of Financial Position, the Group is currently not subject to interest rate risks. The Group is subject to a limited risk resulting from negative interest rates on financial instruments, especially on cash and cash equivalents and Other financial assets.
Credit risk
Financial instruments that potentially subject the Group to concentrations of credit and liquidity risk consist primarily of cash and cash equivalents and bonds. The Group’s cash and cash equivalents are denominated in Euros and US Dollars and maintained with two high-quality financial institutions in Germany and two in the United States.
The maximum default risk is €145 million and €232 million as of December 31, 2021 and 2020, respectively. These amounts consist of €133 million and €208 million cash and cash equivalents as well as €12 million and €24 million Other financial assets as of December 31, 2021 and 2020, respectively.
The cash and cash equivalents are held with banks, which are rated BBB+ to Aa3 by S&P and Moody`s. Short-term deposits are graded within the investment category from P1 to P2 by the rating agency Moody`s. Bond investments are with banks, which are rated AAA by Moody`s and S&P.
The Group continually monitors its positions with, and the credit quality of, the financial institutions and corporation, which are counterparts to its financial instruments and does not anticipate non-performance.
The Group monitors the risk of a liquidity shortage. The main factors considered here are the maturities of financial assets as well as expected cash flows from equity measures
.
Currency risk
Currency risk shows the risk that the value of a financial instrument will fluctuate due to changes in foreign exchange rates. In particular it poses a threat if the value of the currency in which liabilities are priced appreciates relative to the currency of the assets. The business transactions of the Group are generally conducted in Euros and U.S. dollars. The Group aims to match EUR cash inflows with EUR cash outflows and U.S. dollar cash inflows with U.S. Dollar cash outflows where possible. The objective of currency risk management is to identify, manage and control currency risk exposures within acceptable parameters.
Due to the initial public offering in 2020, the Group has a significant U.S. dollar amount on its statements of financial position.
In 2021 the Group recognized significant foreign exchange income as Immatics N.V.`s and Immatics GmbH´s functional currency is Euro, due to significant holdings of U.S. dollar amounts. In 2020 the Group recognized significant foreign exchange losses. Cash, cash equivalents and financial assets balances denominated in U.S. dollars held by entities with functional currency of EUR are as follows:
Cash, cash equivalents and financial assets Immatics N.V. held in USD

	As of
	December 31, 2021	December 31, 2020
	(Euros in thousands)
Cash and cash equivalents	10,410	42,528
Financial assets	—	—

Total assets exposed to the risk	10,410	42,528

Conversion rate EUR/USD as reporting date 1/1.13260
Cash, cash equivalents and financial assets Immatics GmbH held in USD

	As of
	December 31, 2021	December 31, 2020
	(Euros in thousands)
Cash and cash equivalents	11,787	6,788
Financial assets	—	24,448

Total assets exposed to the risk	11,787	31,236

Conversion rate EUR/USD as of December 31, 2021: 1/1.13260
In 2021, if the euro had weakened/strengthened by 10% against U.S. dollars by considering that all other variables held constant, the Group`s loss would have been €2 million higher/€2.5 million lower, resulting from foreign exchange on translation of U.S. dollar assets of Immatics N.V. and Immatics GmbH.
Sensitivity analysis Immatics N.V.:

	Conversion rate	Profit/(loss)	Carrying amount
	(Euros in thousands)

Euro weakens by 1% against U.S. dollars	1.1439	(103)	10,307
Euro strengths by 1% against U.S. dollars	1.1213	105	10,516
Euro weakens by 5% against U.S. dollars	1.1892	(496)	9,915
Euro strengths by 5% against U.S. dollars	1.0760	548	10,958
Euro weakens by 10% against U.S. dollars	1.2459	(946)	9,464
Euro strengths by 10% against U.S. dollars	1.0193	1,157	11,567
Sensitivity analysis Immatics GmbH:

	Conversion rate	Profit/(loss)	Carrying amount
	(Euros in thousands)

Euro weakens by 1% against U.S. dollars	1.1439	(117)	11,670
Euro strengths by 1% against U.S. dollars	1.1213	119	11,906
Euro weakens by 5% against U.S. dollars	1.1892	(561)	11,225
Euro strengths by 5% against U.S. dollars	1.0760	620	12,407
Euro weakens by 10% against U.S. dollars	1.2459	(1,072)	10,715
Euro strengths by 10% against U.S. dollars	1.0193	1,310	13,096

Conversion rate EUR/USD as of December 31, 2020: 1/1.2271
In 2020, if the Euro had weakened/strengthened by 10% against U.S. dollars by considering that all other variables held constant, the Group`s loss would have been €6.7 million higher/€8.2 million lower, resulting from foreign exchange on translation of U.S. dollar assets of Immatics N.V. and Immatics GmbH. The cash, cash equivalents and financial assets of Immatics GmbH held in USD and as well as sensitivity analysis were revised to reflect the correct USD amounts of December 31, 2020.
Sensitivity analysis Immatics N.V.:

	Conversion rate	Profit/ (loss)	Carrying amount
	(Euros in thousands)
Euro weakens by 1% against U.S. dollars	1.2394	(421)	42,107
Euro strengths by 1% against U.S. dollars	1.2148	430	42,958
Euro weakens by 5% against U.S. dollars	1.2885	(2,025)	40,503
Euro strengths by 5% against U.S. dollars	1.1657	2,238	44,766
Euro weakens by 10% against U.S. dollars	1.3498	(3,866)	38,662
Euro strengths by 10% against U.S. dollars	1.1044	4,725	47,253

Sensitivity analysis Immatics GmbH:

	Conversion rate	Profit/ (loss)	Carrying amount
	(Euros in thousands)
Euro weakens by 1% against U.S. dollars	1.2394	(309)	30,927
Euro strengths by 1% against U.S. dollars	1.2148	316	31,552
Euro weakens by 5% against U.S. dollars	1.2885	(1,487)	29,749
Euro strengths by 5% against U.S. dollars	1.1657	1,644	32,880
Euro weakens by 10% against U.S. dollars	1.3498	(2,840)	28,396
Euro strengths by 10% against U.S. dollars	1.1044	3,471	34,707

Liquidity risk
The Group continuously monitors its risk to a shortage of funds. The Group’s objective is to maintain a balance between continuity of funding and flexibility through the use of capital raises. All financial liabilities are due within six months.
As of December 31, 2021, and 2020, the Group held the following funds which are expected to generate cash inflows in time, to counteract liquidity risk.

	As of
	December 31, 2021	December 31, 2020
	(Euros in thousands)

Cash and cash equivalents	132,994	207,530
Bonds	12,123	—
Short-term deposits	—	24,448

Total funds available	145,117	231,978

Market risk and currency risk of warrants
The Group’s activities expose it to the financial risks of changes in price of the warrants. As the warrants are recognized at fair value through profit and loss on the consolidated statement of financial position of the Group, the Group’s exposure to market risks results from the volatility of the warrants price. The Warrants are publicly traded at the NASDAQ Stock Exchange. A reasonable increase (decrease) in the warrant price by 10%, with all other variables held constant, would lead to a (loss) gain before tax of €2.8 million with a corresponding effect in the equity as of December 31, 2021. A reasonable increase (decrease) in the warrant price by 10%, with all other variables held constant, would lead to a (loss) gain before tax of €1.7 million with a corresponding effect in the equity as of December 31, 2020.
Currency risk shows the risk that the value of a financial instrument will fluctuate due to changes in foreign exchange rates. The warrants are traded in U.S. Dollar while the functional currency of Immatics N.V. is Euro. A reasonably increase (decrease) in the U.S. Dollar / Euro exchange rate by 10%, with all other variables held constant, would lead to a gain (loss) before tax of €3.1 million / (2.5 million) with a corresponding effect in the equity as of December 31, 2021. A reasonably increase (decrease) in the U.S. Dollar / Euro exchange rate by 10%, with all other variables held constant, would lead to a gain (loss) before tax of €1.9 million / (1.5 million) with a corresponding effect in the equity as of December 31, 2020.
The risks associated with our warrants result in
non-cash,
non-operating
financial statement effects and have no impact on the Company’s cash position, operating expenses or cash flows.